BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security
Shares
Shares Value
Common Stocks — 59.8%
Aerospace & Defense — 0.2%
HEICO Corp. ...................... 306 $ 32,026
HEICO Corp., Class A ................. 565 50,093
Howmet Aerospace, Inc. ............... 4,708 78,718
MTU Aero Engines AG ................ 295 48,902
Teledyne Technologies, Inc.
(a)
............ 193 59,871
TransDigm Group, Inc. ................ 253 120,205
389,815
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc. ........... 1,408 143,883
Deutsche Post AG (Registered) .......... 2,981 135,265
DSV Panalpina A/S .................. 606 98,295
Expeditors International of Washington, Inc. .. 2,305 208,649
FedEx Corp. ....................... 1,656 416,517
United Parcel Service, Inc., Class B ....... 3,965 660,688
XPO Logistics, Inc.
(a)
................. 1,167 98,798
1,762,095
Airlines — 0.1%
Delta Air Lines, Inc. .................. 2,818 86,174
Deutsche Lufthansa AG (Registered)
(a)
..... 910 7,882
Southwest Airlines Co. ................ 2,417 90,638
184,694
Auto Components — 0.4%
Aisin Seiki Co. Ltd. ................... 500 15,997
Aptiv plc .......................... 853 78,203
Autoliv, Inc. ........................ 272 19,823
Bridgestone Corp. ................... 6,000 189,655
Cie Generale des Etablissements Michelin SCA 480 51,527
Continental AG ..................... 516 55,918
Denso Corp. ....................... 1,200 52,598
Faurecia SE
(a)
...................... 443 19,095
Koito Manufacturing Co. Ltd. ............ 400 20,410
Lear Corp. ........................ 132 14,395
NGK Spark Plug Co. Ltd. .............. 2,700 47,143
Pirelli & C SpA
(a)(b)
................... 5,651 24,213
Stanley Electric Co. Ltd. ............... 300 8,646
Sumitomo Electric Industries Ltd. ......... 3,500 39,401
Sumitomo Rubber Industries Ltd. ......... 1,800 16,720
Toyota Industries Corp. ................ 1,100 69,654
Valeo SA ......................... 789 24,229
Yokohama Rubber Co. Ltd. (The) ......... 1,200 17,082
764,709
Automobiles — 0.9%
Bayerische Motoren Werke AG .......... 271 19,668
Daimler AG (Registered) ............... 859 46,339
Ferrari NV ........................ 362 66,434
Fiat Chrysler Automobiles NV
(a)
.......... 1,937 23,777
Ford Motor Co. ..................... 8,694 57,902
General Motors Co. .................. 3,611 106,850
Honda Motor Co. Ltd. ................. 5,800 137,734
Nissan Motor Co. Ltd. ................. 8,100 28,646
Peugeot SA
(a)
...................... 1,389 25,189
Subaru Corp. ...................... 3,200 62,121
Suzuki Motor Corp. .................. 800 34,270
Tesla, Inc.
(a)
........................ 2,320 995,303
Toyota Motor Corp. .................. 4,900 325,213
1,929,446
Banks — 2.7%
ABN AMRO Bank NV, CVA
(b)
............ 1,097 9,170
Australia & New Zealand Banking Group Ltd. . 6,365 79,410
Banco Bilbao Vizcaya Argentaria SA ....... 22,404 62,192
Security
Shares
Shares Value
Banks (continued)
Banco Santander SA ................. 56,539 $ 105,460
Bank of America Corp. ................ 30,700 739,563
Barclays plc ....................... 43,027 54,281
BNP Paribas SA
(a)
................... 2,681 96,984
BOC Hong Kong Holdings Ltd. ........... 12,500 33,137
CaixaBank SA ...................... 8,373 17,775
Citigroup, Inc. ...................... 8,974 386,869
Citizens Financial Group, Inc. ........... 2,433 61,506
Comerica, Inc. ...................... 707 27,043
Commonwealth Bank of Australia ......... 4,175 192,118
Credit Agricole SA
(a)
.................. 2,784 24,290
Danske Bank A/S
(a)
.................. 968 13,093
DBS Group Holdings Ltd. .............. 3,700 54,395
East West Bancorp, Inc. ............... 664 21,739
Erste Group Bank AG ................. 388 8,125
Fifth Third Bancorp .................. 3,536 75,388
First Republic Bank .................. 808 88,121
Hang Seng Bank Ltd. ................. 2,400 35,556
HSBC Holdings plc .................. 54,554 213,429
Huntington Bancshares, Inc. ............ 5,000 45,850
ING Groep NV ...................... 9,077 64,781
Intesa Sanpaolo SpA ................. 44,605 83,921
Japan Post Bank Co. Ltd. .............. 4,600 35,879
JPMorgan Chase & Co. ............... 11,720 1,128,284
KBC Group NV ..................... 774 38,813
KeyCorp .......................... 5,402 64,446
M&T Bank Corp. .................... 810 74,593
Mediobanca Banca di Credito Finanziario SpA 1,209 9,474
Mitsubishi UFJ Financial Group, Inc. ....... 38,700 154,447
Mizuho Financial Group, Inc. ............ 6,550 81,755
National Australia Bank Ltd. ............. 7,882 101,260
Natwest Group plc ................... 12,482 17,093
Nordea Bank Abp ................... 2,325 17,667
Oversea-Chinese Banking Corp. Ltd. ...... 4,500 27,984
People's United Financial, Inc. ........... 2,589 26,693
Regions Financial Corp. ............... 4,037 46,547
Signature Bank ..................... 279 23,154
Societe Generale SA
(a)
................ 2,218 29,442
Standard Chartered plc ................ 5,978 27,508
Sumitomo Mitsui Financial Group, Inc. ...... 4,100 114,639
Sumitomo Mitsui Trust Holdings, Inc. ....... 600 15,962
SVB Financial Group
(a)
................ 258 62,080
Svenska Handelsbanken AB, Class A
(a)
..... 664 5,556
Swedbank AB, Class A
(a)
............... 569 8,908
Truist Financial Corp. ................. 6,267 238,459
UniCredit SpA
(a)
..................... 4,963 41,005
United Overseas Bank Ltd. ............. 1,500 21,131
US Bancorp ....................... 6,092 218,398
Wells Fargo & Co. ................... 18,011 423,439
Westpac Banking Corp. ............... 9,297 113,045
Zions Bancorp NA ................... 727 21,243
5,783,100
Beverages — 1.4%
Anheuser-Busch InBev SA/NV ........... 2,344 126,202
Asahi Group Holdings Ltd. .............. 1,400 48,794
Brown-Forman Corp., Class B ........... 1,606 120,964
Budweiser Brewing Co. APAC Ltd.
(b)
....... 5,600 16,379
Carlsberg A/S, Class B ................ 203 27,349
Coca-Cola Bottlers Japan Holdings, Inc. .... 600 10,044
Coca-Cola Co. (The) ................. 15,990 789,426
Coca-Cola European Partners plc ......... 1,451 56,313
Coca-Cola HBC AG .................. 836 20,643
Constellation Brands, Inc., Class A ........ 861 163,168
Davide Campari-Milano NV ............. 2,515 27,450
Diageo plc ........................ 6,595 226,530

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
Beverages (continued)
Heineken Holding NV ................. 403 $ 31,405
Keurig Dr Pepper, Inc. ................ 3,974 109,682
Kirin Holdings Co. Ltd. ................ 2,600 48,835
Molson Coors Beverage Co., Class B ...... 1,464 49,132
Monster Beverage Corp.
(a)
.............. 1,948 156,230
PepsiCo, Inc. ...................... 5,450 755,370
Pernod Ricard SA ................... 228 36,351
Suntory Beverage & Food Ltd. ........... 600 22,532
Treasury Wine Estates Ltd. ............. 1,130 7,261
2,850,060
Biotechnology — 0.9%
AbbVie, Inc. ....................... 4,936 432,344
Alexion Pharmaceuticals, Inc.
(a)
.......... 406 46,459
Alnylam Pharmaceuticals, Inc.
(a)
.......... 163 23,733
Amgen, Inc. ....................... 1,634 415,297
Argenx SE
(a)
....................... 41 10,831
Biogen, Inc.
(a)
...................... 392 111,203
BioMarin Pharmaceutical, Inc.
(a)
.......... 88 6,695
CSL Ltd. .......................... 1,030 212,764
Exact Sciences Corp.
(a)
................ 214 21,817
Galapagos NV
(a)
.................... 77 10,916
Genmab A/S
(a)
...................... 109 39,557
Gilead Sciences, Inc. ................. 3,457 218,448
Grifols SA ......................... 743 21,365
Incyte Corp.
(a)
...................... 256 22,973
Moderna, Inc.
(a)
..................... 364 25,753
PeptiDream, Inc.
(a)
................... 200 9,386
Regeneron Pharmaceuticals, Inc.
(a)
........ 236 132,108
Seattle Genetics, Inc.
(a)
................ 183 35,811
Vertex Pharmaceuticals, Inc.
(a)
........... 659 179,327
1,976,787
Building Products — 0.3%
AGC, Inc. ......................... 800 23,511
Allegion plc ........................ 214 21,167
AO Smith Corp. ..................... 1,017 53,698
Assa Abloy AB, Class B ............... 1,934 45,217
Carrier Global Corp. .................. 2,305 70,395
Cie de Saint-Gobain
(a)
................. 1,216 50,935
Daikin Industries Ltd. ................. 800 147,819
Fortune Brands Home & Security, Inc. ...... 110 9,517
Geberit AG (Registered) ............... 81 47,922
Johnson Controls International plc ........ 2,197 89,747
Kingspan Group plc .................. 131 11,922
Lennox International, Inc. .............. 84 22,899
Trane Technologies plc ................ 675 81,844
676,593
Capital Markets — 2.0%
3i Group plc ....................... 2,829 36,328
Ameriprise Financial, Inc. .............. 520 80,137
Amundi SA
(a)(b)
...................... 176 12,405
Apollo Global Management, Inc. .......... 695 31,101
ASX Ltd. ......................... 221 12,921
Bank of New York Mellon Corp. (The) ...... 4,005 137,532
Blackstone Group, Inc. (The), Class A ...... 3,030 158,166
Carlyle Group, Inc. (The) ............... 797 19,662
Cboe Global Markets, Inc. .............. 691 60,628
Charles Schwab Corp. (The) ............ 5,262 190,642
CME Group, Inc. .................... 1,581 264,517
Credit Suisse Group AG (Registered) ...... 8,551 85,362
Daiwa Securities Group, Inc. ............ 1,900 7,991
Deutsche Bank AG (Registered)
(a)
......... 4,008 33,785
Deutsche Boerse AG ................. 496 86,959
E*TRADE Financial Corp. .............. 940 47,047
Security
Shares
Shares Value
Capital Markets (continued)
FactSet Research Systems, Inc. .......... 163 $ 54,586
Franklin Resources, Inc. ............... 1,986 40,415
Goldman Sachs Group, Inc. (The) ........ 1,408 282,966
Hargreaves Lansdown plc .............. 773 15,549
Hong Kong Exchanges & Clearing Ltd. ..... 2,800 131,806
Intercontinental Exchange, Inc. .......... 2,124 212,506
Invesco Ltd. ....................... 2,237 25,524
Japan Exchange Group, Inc. ............ 1,000 28,028
Julius Baer Group Ltd. ................ 914 38,820
KKR & Co., Inc., Class A ............... 1,988 68,268
London Stock Exchange Group plc ........ 832 95,445
Macquarie Group Ltd. ................. 779 67,527
MarketAxess Holdings, Inc. ............. 176 84,760
Moody's Corp. ...................... 735 213,040
Morgan Stanley ..................... 5,088 246,005
MSCI, Inc. ........................ 371 132,365
Nasdaq, Inc. ....................... 544 66,754
Natixis SA
(a)
....................... 3,100 6,967
Nomura Holdings, Inc. ................ 8,600 39,301
Northern Trust Corp. .................. 1,009 78,672
Partners Group Holding AG ............. 75 68,985
Raymond James Financial, Inc. .......... 697 50,714
S&P Global, Inc. .................... 1,046 377,188
SBI Holdings, Inc. ................... 500 12,956
Schroders plc ...................... 387 13,440
SEI Investments Co. .................. 567 28,758
St. James's Place plc ................. 655 7,880
Standard Life Aberdeen plc ............. 6,616 19,267
State Street Corp. ................... 1,626 96,471
T. Rowe Price Group, Inc. .............. 993 127,323
TD Ameritrade Holding Corp. ............ 1,813 70,979
Tradeweb Markets, Inc., Class A .......... 492 28,536
UBS Group AG (Registered) ............ 11,475 128,209
4,225,193
Chemicals — 1.3%
Air Liquide SA ...................... 1,453 230,315
Air Products & Chemicals, Inc. ........... 908 270,457
Akzo Nobel NV ..................... 305 30,826
Asahi Kasei Corp. ................... 2,500 21,809
BASF SE ......................... 2,846 173,310
CF Industries Holdings, Inc. ............. 1,002 30,771
Chr Hansen Holding A/S ............... 401 44,513
Corteva, Inc. ....................... 3,602 103,774
Covestro AG
(b)
...................... 185 9,174
Croda International plc ................ 90 7,260
Dow, Inc. ......................... 3,274 154,042
DuPont de Nemours, Inc. .............. 1,671 92,707
Ecolab, Inc. ....................... 165 32,974
EMS-Chemie Holding AG (Registered) ..... 28 25,157
FMC Corp. ........................ 490 51,896
Givaudan SA (Registered) .............. 46 198,619
Johnson Matthey plc ................. 677 20,573
Koninklijke DSM NV .................. 285 46,920
Kuraray Co. Ltd. .................... 800 7,762
Linde plc ......................... 2,010 478,641
LyondellBasell Industries NV, Class A ...... 1,218 85,857
Mitsubishi Chemical Holdings Corp. ....... 1,700 9,813
Nippon Paint Holdings Co. Ltd. ........... 600 61,768
Nippon Sanso Holdings Corp. ........... 600 9,226
Nitto Denko Corp. ................... 600 39,089
Novozymes A/S, Class B ............... 894 56,190
Sherwin-Williams Co. (The) ............. 118 82,215
Shin-Etsu Chemical Co. Ltd. ............ 1,000 130,854
Sika AG (Registered) ................. 456 111,972
Solvay SA ......................... 498 42,844

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
Chemicals (continued)
Sumitomo Chemical Co. Ltd. ............ 13,600 $ 45,016
Symrise AG ....................... 195 26,934
Toray Industries, Inc. ................. 3,800 17,385
Umicore SA ....................... 727 30,239
2,780,902
Commercial Services & Supplies — 0.5%
Brambles Ltd. ...................... 7,445 56,530
Cintas Corp. ....................... 433 144,115
Copart, Inc.
(a)
...................... 995 104,634
Rentokil Initial plc .................... 5,256 36,329
Republic Services, Inc. ................ 1,450 135,358
Rollins, Inc. ........................ 1,237 67,033
Securitas AB, Class B
(a)
............... 1,419 21,692
Waste Connections, Inc. ............... 1,648 171,063
Waste Management, Inc. ............... 2,414 273,192
1,009,946
Communications Equipment — 0.3%
Cisco Systems, Inc. .................. 11,483 452,315
Motorola Solutions, Inc. ............... 160 25,090
Nokia OYJ
(a)
....................... 14,215 55,636
Telefonaktiebolaget LM Ericsson, Class B ... 5,631 61,621
594,662
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios
SA ........................... 1,081 24,436
Bouygues SA ...................... 101 3,490
Ferrovial SA ....................... 3,096 75,203
HOCHTIEF AG ..................... 251 19,485
Vinci SA .......................... 1,055 88,152
210,766
Construction Materials — 0.1%
CRH plc .......................... 1,908 69,186
HeidelbergCement AG ................ 73 4,461
James Hardie Industries plc, CDI ......... 1,636 39,218
LafargeHolcim Ltd. (Registered)
(a)
......... 1,969 89,628
202,493
Consumer Finance — 0.3%
Ally Financial, Inc. ................... 1,762 44,173
American Express Co. ................ 3,131 313,883
Capital One Financial Corp. ............. 2,127 152,846
Discover Financial Services ............. 1,213 70,087
Synchrony Financial .................. 2,729 71,418
652,407
Containers & Packaging — 0.0%
Ball Corp. ......................... 617 51,285
Smurfit Kappa Group plc ............... 492 19,305
70,590
Distributors — 0.1%
Genuine Parts Co. ................... 2,000 190,340
LKQ Corp.
(a)
....................... 2,887 80,057
270,397
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B
(a)
....... 4,941 1,052,136
Equitable Holdings, Inc. ............... 1,460 26,630
EXOR NV ......................... 387 21,007
Groupe Bruxelles Lambert SA ........... 403 36,331
Investor AB, Class B .................. 521 34,032
M&G plc .......................... 7,204 14,807
Mitsubishi UFJ Lease & Finance Co. Ltd. .... 2,000 9,293
ORIX Corp. ........................ 5,700 71,195
Security
Shares
Shares Value
Diversified Financial Services (continued)
Voya Financial, Inc. .................. 390 $ 18,693
1,284,124
Diversified Telecommunication Services — 1.2%
AT&T, Inc. ......................... 28,192 803,754
BT Group plc ....................... 31,968 40,491
Cellnex Telecom SA
(b)
................. 538 32,658
CenturyLink, Inc. .................... 7,095 71,589
Deutsche Telekom AG (Registered) ....... 7,730 128,705
Elisa OYJ ......................... 207 12,170
Koninklijke KPN NV .................. 2,795 6,558
Liberty Global plc, Class A
(a)
............. 451 9,476
Liberty Global plc, Class C
(a)
............ 1,313 26,962
Nippon Telegraph & Telephone Corp. ...... 3,300 67,375
Orange SA ........................ 5,827 60,691
Proximus SADP ..................... 348 6,349
Singapore Telecommunications Ltd. ....... 8,200 12,834
Swisscom AG (Registered) ............. 106 56,154
Telefonica SA ...................... 15,231 52,175
Verizon Communications, Inc. ........... 19,097 1,136,080
2,524,021
Electric Utilities — 0.6%
Edison International .................. 1,362 69,244
Electricite de France SA ............... 2,681 28,321
Elia Group SA/NV ................... 117 11,696
Evergy, Inc. ........................ 929 47,212
Eversource Energy .................. 924 77,200
Exelon Corp. ....................... 3,839 137,283
Fortum OYJ ....................... 2,822 57,056
Iberdrola SA ....................... 18,156 223,475
NextEra Energy, Inc. ................. 1,373 381,090
Orsted A/S
(b)
....................... 726 100,087
PG&E Corp.
(a)
...................... 3,699 34,734
Siemens Energy AG
(a)
................. 1,129 30,431
SSE plc .......................... 3,574 55,626
Terna Rete Elettrica Nazionale SpA ........ 6,743 47,179
Verbund AG ....................... 303 16,547
1,317,181
Electrical Equipment — 0.4%
ABB Ltd. (Registered) ................. 5,891 149,772
Eaton Corp. plc ..................... 627 63,973
Emerson Electric Co. ................. 550 36,063
Legrand SA ....................... 857 68,259
Mitsubishi Electric Corp. ............... 5,800 78,701
Nidec Corp. ....................... 1,200 112,534
Prysmian SpA ...................... 1,006 29,202
Rockwell Automation, Inc. .............. 67 14,786
Schneider Electric SE ................. 1,452 180,482
Siemens Gamesa Renewable Energy SA .... 536 14,505
Vestas Wind Systems A/S .............. 625 101,004
849,281
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A .............. 952 103,073
CDW Corp. ........................ 136 16,256
Cognex Corp. ...................... 467 30,402
Corning, Inc. ....................... 3,069 99,466
FLIR Systems, Inc. ................... 398 14,268
Halma plc ......................... 1,002 30,272
Hamamatsu Photonics KK .............. 1,000 50,537
Hexagon AB, Class B
(a)
................ 260 19,639
Hirose Electric Co. Ltd. ................ 300 38,762
Hitachi Ltd. ........................ 2,200 74,491
Ingenico Group SA
(a)
................. 134 20,761
IPG Photonics Corp.
(a)
................ 314 53,371

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. ..................... 400 $ 186,992
Keysight Technologies, Inc.
(a)
............ 476 47,019
Kyocera Corp. ...................... 1,100 62,982
Murata Manufacturing Co. Ltd. ........... 2,800 182,076
Omron Corp. ....................... 1,200 93,823
TDK Corp. ........................ 700 76,435
TE Connectivity Ltd. .................. 526 51,411
Trimble, Inc.
(a)
...................... 335 16,314
Yokogawa Electric Corp. ............... 500 7,941
Zebra Technologies Corp., Class A
(a)
....... 87 21,964
1,298,255
Energy Equipment & Services — 0.2%
Baker Hughes Co. ................... 5,364 71,288
Halliburton Co. ..................... 7,566 91,170
National Oilwell Varco, Inc. ............. 4,957 44,910
Schlumberger NV ................... 10,374 161,420
Tenaris SA ........................ 5,056 25,189
393,977
Entertainment — 0.9%
Activision Blizzard, Inc. ................ 2,574 208,365
Bollore SA ........................ 965 3,595
Electronic Arts, Inc.
(a)
................. 941 122,716
Netflix, Inc.
(a)
....................... 1,115 557,534
Nexon Co. Ltd. ..................... 700 17,461
Nintendo Co. Ltd. .................... 300 170,007
Take-Two Interactive Software, Inc.
(a)
....... 347 57,331
Ubisoft Entertainment SA
(a)
............. 158 14,240
Vivendi SA ........................ 1,667 46,557
Walt Disney Co. (The) ................ 5,452 676,484
1,874,290
Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc. ....... 274 43,840
American Tower Corp. ................ 1,301 314,491
AvalonBay Communities, Inc. ........... 462 68,995
Boston Properties, Inc. ................ 511 41,033
British Land Co. plc (The) .............. 1,696 7,394
Camden Property Trust ................ 254 22,601
Covivio .......................... 84 5,898
Crown Castle International Corp. ......... 1,165 193,972
Daiwa House REIT Investment Corp. ...... 3 7,655
Digital Realty Trust, Inc. ............... 673 98,769
Duke Realty Corp. ................... 666 24,575
Equinix, Inc. ....................... 239 181,671
Equity LifeStyle Properties, Inc. .......... 395 24,213
Equity Residential ................... 1,467 75,301
Essex Property Trust, Inc. .............. 245 49,194
Extra Space Storage, Inc. .............. 291 31,134
Federal Realty Investment Trust .......... 188 13,807
Gecina SA ........................ 117 15,424
GLP J-Reit ........................ 5 7,695
Goodman Group .................... 2,119 27,436
GPT Group (The) .................... 2,349 6,608
Healthpeak Properties, Inc. ............. 1,537 41,730
Host Hotels & Resorts, Inc. ............. 1,971 21,267
Invitation Homes, Inc. ................. 1,101 30,817
Iron Mountain, Inc. ................... 410 10,984
Japan Real Estate Investment Corp. ....... 4 20,450
Japan Retail Fund Investment Corp. ....... 6 9,282
Klepierre SA ....................... 691 9,673
Land Securities Group plc .............. 2,523 16,986
Link REIT ......................... 5,800 47,527
Medical Properties Trust, Inc. ............ 867 15,285
Mid-America Apartment Communities, Inc. ... 318 36,872
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mirvac Group ...................... 2,532 $ 3,969
National Retail Properties, Inc. ........... 588 20,292
Nippon Building Fund, Inc. .............. 4 22,640
Nippon Prologis REIT, Inc. .............. 3 10,117
Nomura Real Estate Master Fund, Inc. ..... 5 6,264
Omega Healthcare Investors, Inc. ......... 481 14,401
Orix JREIT, Inc. ..................... 8 12,309
Prologis, Inc. ....................... 2,053 206,573
Public Storage ...................... 486 108,242
Realty Income Corp. .................. 975 59,231
Regency Centers Corp. ............... 456 17,337
SBA Communications Corp. ............ 287 91,404
Scentre Group ...................... 14,537 23,145
Segro plc ......................... 2,214 26,607
Simon Property Group, Inc. ............. 894 57,824
Stockland ......................... 2,951 8,062
Sun Communities, Inc. ................ 206 28,966
UDR, Inc. ......................... 966 31,501
Unibail-Rodamco-Westfield ............. 546 20,136
United Urban Investment Corp. .......... 10 11,128
Ventas, Inc. ....................... 968 40,617
VEREIT, Inc. ....................... 1,977 12,851
VICI Properties, Inc. .................. 855 19,981
Vicinity Centres ..................... 5,962 5,954
Vornado Realty Trust ................. 544 18,338
Welltower, Inc. ...................... 1,054 58,065
Weyerhaeuser Co. ................... 1,562 44,548
WP Carey, Inc. ..................... 437 28,475
2,531,556
Food & Staples Retailing — 1.1%
Aeon Co. Ltd. ...................... 2,300 61,872
Carrefour SA ....................... 423 6,759
Coles Group Ltd. .................... 1,920 23,391
Colruyt SA
(a)
....................... 515 33,422
Cosmos Pharmaceutical Corp. ........... 100 17,427
Costco Wholesale Corp. ............... 2,571 912,705
Dairy Farm International Holdings Ltd. ...... 7,100 26,835
ICA Gruppen AB .................... 299 15,190
J Sainsbury plc ..................... 11,585 28,524
Jeronimo Martins SGPS SA ............. 2,567 41,278
Koninklijke Ahold Delhaize NV ........... 6,582 194,550
Kroger Co. (The) .................... 7,586 257,241
Lawson, Inc. ....................... 800 38,146
METRO AG ....................... 3,184 31,709
Sundrug Co. Ltd. .................... 300 11,309
Sysco Corp. ....................... 4,276 266,053
Tsuruha Holdings, Inc. ................ 200 28,353
Walgreens Boots Alliance, Inc. ........... 8,084 290,377
Welcia Holdings Co. Ltd. ............... 600 26,312
Wm Morrison Supermarkets plc .......... 9,412 20,659
Woolworths Group Ltd. ................ 2,943 76,956
2,409,068
Food Products — 1.8%
a2 Milk Co. Ltd.
(a)
.................... 1,346 13,699
Ajinomoto Co., Inc. ................... 1,500 30,743
Archer-Daniels-Midland Co. ............. 3,551 165,086
Associated British Foods plc ............ 896 21,572
Barry Callebaut AG (Registered) .......... 19 42,320
Bunge Ltd. ........................ 1,374 62,792
Campbell Soup Co. .................. 1,943 93,983
Chocoladefabriken Lindt & Spruengli AG .... 7 59,087
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 1 89,097
Conagra Brands, Inc. ................. 3,382 120,771

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
Food Products (continued)
Danone SA ........................ 1,545 $ 100,078
General Mills, Inc. ................... 3,743 230,868
Hershey Co. (The) ................... 1,050 150,507
Hormel Foods Corp. .................. 3,025 147,892
Ingredion, Inc. ...................... 821 62,133
JM Smucker Co. (The) ................ 1,170 135,158
Kellogg Co. ........................ 2,082 134,476
Kerry Group plc, Class A ............... 421 53,924
Kikkoman Corp. ..................... 900 49,926
Kraft Heinz Co. (The) ................. 5,049 151,218
Lamb Weston Holdings, Inc. ............ 1,158 76,741
McCormick & Co., Inc. (Non-Voting) ....... 771 149,651
Mondelez International, Inc., Class A ....... 7,161 411,400
Nestle SA (Registered) ................ 8,224 978,755
Nissin Foods Holdings Co. Ltd. .......... 200 18,790
Toyo Suisan Kaisha Ltd. ............... 200 10,561
Tyson Foods, Inc., Class A ............. 2,053 122,112
Wilmar International Ltd.
(c)
.............. 18,000 58,443
Yakult Honsha Co. Ltd. ................ 800 44,420
Yamazaki Baking Co. Ltd. .............. 500 8,716
3,794,919
Gas Utilities — 0.1%
APA Group
(d)
....................... 1,162 8,638
Hong Kong & China Gas Co. Ltd. ......... 44,650 64,833
Naturgy Energy Group SA .............. 2,727 54,689
Osaka Gas Co. Ltd. .................. 1,200 23,363
Snam SpA ........................ 11,305 58,139
Toho Gas Co. Ltd. ................... 300 14,844
Tokyo Gas Co. Ltd. .................. 1,300 29,667
254,173
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories .................. 4,753 517,269
ABIOMED, Inc.
(a)
.................... 59 16,347
Alcon, Inc.
(a)
....................... 1,406 79,714
Align Technology, Inc.
(a)
................ 155 50,741
Ambu A/S, Class B ................... 290 8,166
Asahi Intecc Co. Ltd. ................. 200 6,286
Baxter International, Inc. ............... 910 73,182
Becton Dickinson and Co. .............. 850 197,778
BioMerieux ........................ 48 7,513
Boston Scientific Corp.
(a)
............... 4,058 155,056
Carl Zeiss Meditec AG ................ 97 12,251
Cochlear Ltd. ...................... 44 6,286
Coloplast A/S, Class B ................ 383 60,701
Cooper Cos., Inc. (The) ............... 121 40,792
Danaher Corp. ..................... 1,896 408,266
Dentsply Sirona, Inc. ................. 330 14,431
DexCom, Inc.
(a)
..................... 210 86,568
DiaSorin SpA ...................... 48 9,657
Edwards Lifesciences Corp.
(a)
........... 1,691 134,976
Fisher & Paykel Healthcare Corp. Ltd. ...... 1,162 25,646
GN Store Nord A/S ................... 200 15,067
Hologic, Inc.
(a)
...................... 504 33,501
Hoya Corp. ........................ 900 101,625
IDEXX Laboratories, Inc.
(a)
.............. 191 75,084
Insulet Corp.
(a)
...................... 106 25,079
Intuitive Surgical, Inc.
(a)
................ 325 230,600
Koninklijke Philips NV
(a)
................ 1,995 94,202
Masimo Corp.
(a)
..................... 68 16,052
Medtronic plc ...................... 4,159 432,203
Olympus Corp. ..................... 2,600 54,069
ResMed, Inc. ...................... 333 57,086
Siemens Healthineers AG
(b)
............. 1,345 60,375
Smith & Nephew plc .................. 2,157 42,254
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Sonova Holding AG (Registered)
(a)
........ 174 $ 44,094
STERIS plc ........................ 189 33,300
Straumann Holding AG (Registered) ....... 32 32,371
Stryker Corp. ...................... 1,022 212,954
Sysmex Corp. ...................... 300 28,705
Teleflex, Inc. ....................... 89 30,297
Terumo Corp. ...................... 1,600 63,704
Varian Medical Systems, Inc.
(a)
........... 142 24,424
West Pharmaceutical Services, Inc. ....... 144 39,586
Zimmer Biomet Holdings, Inc. ........... 505 68,751
3,727,009
Health Care Providers & Services — 1.2%
AmerisourceBergen Corp. .............. 671 65,033
Anthem, Inc. ....................... 732 196,608
Cardinal Health, Inc. .................. 953 44,743
Centene Corp.
(a)
.................... 1,497 87,320
Cigna Corp. ....................... 1,256 212,779
CVS Health Corp. ................... 5,092 297,373
DaVita, Inc.
(a)
....................... 329 28,179
Fresenius Medical Care AG & Co. KGaA .... 671 56,724
Fresenius SE & Co. KGaA .............. 1,417 64,437
HCA Healthcare, Inc. ................. 1,082 134,904
Henry Schein, Inc.
(a)
.................. 246 14,460
Humana, Inc. ...................... 363 150,242
Laboratory Corp. of America Holdings
(a)
..... 380 71,542
McKesson Corp. .................... 655 97,549
Molina Healthcare, Inc.
(a)
............... 119 21,782
Quest Diagnostics, Inc. ................ 536 61,367
UnitedHealth Group, Inc. ............... 2,893 901,951
Universal Health Services, Inc., Class B .... 335 35,852
2,542,845
Health Care Technology — 0.1%
Cerner Corp. ....................... 647 46,772
M3, Inc. .......................... 1,000 61,856
Teladoc Health, Inc.
(a)
................. 129 28,282
Veeva Systems, Inc., Class A
(a)
.......... 385 108,258
245,168
Hotels, Restaurants & Leisure — 1.8%
Accor SA
(a)
........................ 349 9,769
Aramark .......................... 3,522 93,157
Aristocrat Leisure Ltd. ................. 852 18,581
Carnival Corp. ...................... 4,275 64,894
Chipotle Mexican Grill, Inc.
(a)
............ 247 307,196
Compass Group plc .................. 4,880 73,306
Darden Restaurants, Inc. .............. 1,843 185,664
Domino's Pizza, Inc. .................. 485 206,261
Flutter Entertainment plc ............... 274 43,486
Galaxy Entertainment Group Ltd. ......... 3,000 20,282
Hilton Worldwide Holdings, Inc. .......... 1,433 122,264
Las Vegas Sands Corp. ............... 2,516 117,397
Marriott International, Inc., Class A ........ 1,638 151,646
McDonald's Corp. ................... 4,514 990,778
Melco Resorts & Entertainment Ltd., ADR ... 1,803 30,020
MGM Resorts International ............. 3,321 72,232
Oriental Land Co. Ltd. ................ 400 56,098
Royal Caribbean Cruises Ltd. ........... 1,217 78,776
Sands China Ltd. .................... 3,600 13,954
Sodexo SA ........................ 249 17,750
Starbucks Corp. ..................... 8,001 687,446
Vail Resorts, Inc. .................... 262 56,060
Wynn Resorts Ltd. ................... 1,047 75,185
Yum! Brands, Inc. ................... 2,858 260,935
3,753,137

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
Household Durables — 0.1%
Nikon Corp. ....................... 2,000 $ 13,495
Panasonic Corp. .................... 3,200 27,258
Sharp Corp. ....................... 500 6,220
Sony Corp. ........................ 2,700 206,933
253,906
Household Products — 0.9%
Church & Dwight Co., Inc. .............. 664 62,224
Clorox Co. (The) .................... 423 88,902
Colgate-Palmolive Co. ................ 2,456 189,480
Henkel AG & Co. KGaA ............... 370 34,606
Kimberly-Clark Corp. ................. 974 143,821
Lion Corp. ........................ 500 10,265
Pigeon Corp. ....................... 200 8,936
Procter & Gamble Co. (The) ............ 7,783 1,081,759
Reckitt Benckiser Group plc ............. 1,859 181,262
Spectrum Brands Holdings, Inc. .......... 12 686
Unicharm Corp. ..................... 1,000 44,723
1,846,664
Independent Power and Renewable Electricity Producers — 0.0%
Uniper SE ......................... 773 24,952
Industrial Conglomerates — 0.2%
3M Co. ........................... 520 83,294
CK Hutchison Holdings Ltd. ............. 9,000 54,538
Siemens AG (Registered) .............. 2,257 285,034
Smiths Group plc .................... 1,038 18,362
Toshiba Corp. ...................... 500 12,755
453,983
Insurance — 1.6%
Admiral Group plc ................... 315 10,623
Aegon NV ......................... 3,799 9,833
Aflac, Inc. ......................... 1,116 40,567
Ageas SA ......................... 483 19,764
AIA Group Ltd. ..................... 30,400 302,179
Alleghany Corp. ..................... 40 20,818
Allianz SE (Registered) ................ 1,248 239,528
Allstate Corp. (The) .................. 1,170 110,144
American Financial Group, Inc. .......... 153 10,248
American International Group, Inc. ........ 767 21,116
Aon plc, Class A .................... 854 176,180
Arch Capital Group Ltd.
(a)
.............. 1,488 43,524
Arthur J Gallagher & Co. ............... 618 65,248
Assicurazioni Generali SpA ............. 4,751 66,963
Aviva plc ......................... 12,983 48,034
AXA SA .......................... 4,924 91,133
Baloise Holding AG (Registered) ......... 195 28,709
Brown & Brown, Inc. .................. 557 25,215
Cincinnati Financial Corp. .............. 575 44,833
Dai-ichi Life Holdings, Inc. .............. 3,000 42,331
Erie Indemnity Co., Class A ............. 115 24,182
Everest Re Group Ltd. ................ 145 28,643
Fidelity National Financial, Inc. ........... 881 27,584
Hannover Rueck SE .................. 147 22,757
Hartford Financial Services Group, Inc. (The) . 901 33,211
Insurance Australia Group Ltd. ........... 3,352 10,607
Japan Post Holdings Co. Ltd. ............ 7,900 53,871
Legal & General Group plc ............. 13,988 34,123
Lincoln National Corp. ................ 297 9,305
Loews Corp. ....................... 1,065 37,009
Mapfre SA ........................ 7,375 11,570
Markel Corp.
(a)
...................... 51 49,659
Marsh & McLennan Cos., Inc. ........... 2,165 248,325
MetLife, Inc. ....................... 875 32,524
MS&AD Insurance Group Holdings, Inc. .... 1,700 45,803
Security
Shares
Shares Value
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 349 $ 88,722
Poste Italiane SpA
(b)
.................. 2,771 24,556
Principal Financial Group, Inc. ........... 209 8,416
Progressive Corp. (The) ............... 2,147 203,256
Prudential Financial, Inc. ............... 964 61,233
Prudential plc ...................... 6,445 92,475
QBE Insurance Group Ltd. ............. 558 3,471
Reinsurance Group of America, Inc. ....... 316 30,080
RenaissanceRe Holdings Ltd. ........... 117 19,860
Sampo OYJ, Class A ................. 1,710 67,721
SCOR SE
(a)
........................ 237 6,599
Sompo Holdings, Inc. ................. 900 31,071
Suncorp Group Ltd. .................. 1,951 11,910
Swiss Life Holding AG (Registered)
(a)
...... 133 50,326
Swiss Re AG ....................... 995 73,808
T&D Holdings, Inc. ................... 1,200 11,830
Tokio Marine Holdings, Inc. ............. 2,100 91,885
Travelers Cos., Inc. (The) .............. 1,076 116,412
Tryg A/S .......................... 704 22,164
Willis Towers Watson plc ............... 466 97,310
WR Berkley Corp. ................... 436 26,661
Zurich Insurance Group AG ............. 539 187,958
3,413,887
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A
(a)
............... 948 1,389,389
Alphabet, Inc., Class C
(a)
............... 956 1,404,937
Auto Trader Group plc
(b)
............... 1,989 14,441
Facebook, Inc., Class A
(a)
.............. 7,523 1,970,274
IAC/InterActiveCorp
(a)
................. 237 28,388
Match Group, Inc.
(a)
.................. 673 74,467
Pinterest, Inc., Class A
(a)
............... 990 41,095
Snap, Inc., Class A
(a)
................. 2,562 66,894
Twitter, Inc.
(a)
....................... 2,110 93,895
Z Holdings Corp. .................... 4,200 28,054
Zillow Group, Inc., Class C
(a)
............ 263 26,718
5,138,552
Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.
(a)
.................. 1,467 4,619,187
Booking Holdings, Inc.
(a)
............... 181 309,633
Delivery Hero SE
(a)(b)
.................. 225 25,816
eBay, Inc. ......................... 3,184 165,887
Expedia Group, Inc. .................. 774 70,968
Just Eat Takeaway.com NV
(a)(b)
........... 192 21,494
MercadoLibre, Inc.
(a)
.................. 155 167,784
Ocado Group plc
(a)
................... 511 18,074
Prosus NV
(a)
....................... 903 83,349
Wayfair, Inc., Class A
(a)
................ 392 114,076
5,596,268
IT Services — 2.9%
Accenture plc, Class A ................ 2,280 515,257
Adyen NV
(a)(b)
...................... 36 66,401
Afterpay Ltd.
(a)
...................... 270 15,915
Akamai Technologies, Inc.
(a)
............. 377 41,674
Amadeus IT Group SA ................ 1,670 92,745
Atos SE
(a)
......................... 500 40,178
Automatic Data Processing, Inc. .......... 1,814 253,035
Black Knight, Inc.
(a)
................... 344 29,945
Booz Allen Hamilton Holding Corp. ........ 438 36,345
Broadridge Financial Solutions, Inc. ....... 361 47,652
Capgemini SE ...................... 600 76,977
Cognizant Technology Solutions Corp., Class A 1,614 112,044
Computershare Ltd. .................. 9,169 81,116

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
IT Services (continued)
EPAM Systems, Inc.
(a)
................. 162 $ 52,371
Fidelity National Information Services, Inc. ... 2,060 303,253
Fiserv, Inc.
(a)
....................... 1,873 193,013
FleetCor Technologies, Inc.
(a)
............ 287 68,335
Fujitsu Ltd. ........................ 200 27,324
Gartner, Inc.
(a)
...................... 262 32,737
Global Payments, Inc. ................ 943 167,458
GoDaddy, Inc., Class A
(a)
............... 409 31,072
International Business Machines Corp. ..... 3,210 390,561
Jack Henry & Associates, Inc. ........... 158 25,689
Mastercard, Inc., Class A ............... 2,909 983,737
MongoDB, Inc.
(a)
.................... 142 32,874
NEC Corp. ........................ 300 17,548
NTT Data Corp. ..................... 1,300 16,637
Okta, Inc.
(a)
........................ 313 66,935
Paychex, Inc. ...................... 929 74,106
PayPal Holdings, Inc.
(a)
................ 3,446 678,965
Square, Inc., Class A
(a)
................ 1,010 164,175
Twilio, Inc., Class A
(a)
................. 363 89,694
VeriSign, Inc.
(a)
..................... 342 70,059
Visa, Inc., Class A ................... 5,518 1,103,434
Western Union Co. (The) .............. 1,298 27,816
Worldline SA
(a)(b)
.................... 236 19,324
6,046,401
Leisure Products — 0.0%
Peloton Interactive, Inc., Class A
(a)
........ 557 55,277
Shimano, Inc. ...................... 100 19,739
75,016
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. .............. 562 56,728
Eurofins Scientific SE
(a)
................ 17 13,467
Illumina, Inc.
(a)
...................... 357 110,342
IQVIA Holdings, Inc.
(a)
................. 324 51,072
Lonza Group AG (Registered) ........... 209 128,981
Mettler-Toledo International, Inc.
(a)
........ 30 28,973
QIAGEN NV
(a)
...................... 619 32,151
Sartorius Stedim Biotech ............... 24 8,284
Thermo Fisher Scientific, Inc. ............ 1,120 494,502
Waters Corp.
(a)
..................... 40 7,827
932,327
Machinery — 1.4%
Alfa Laval AB
(a)
..................... 515 11,368
Alstom SA
(a)
....................... 704 35,167
Amada Co. Ltd. ..................... 3,600 33,677
ANDRITZ AG ...................... 755 23,304
Atlas Copco AB, Class A ............... 2,501 119,245
Atlas Copco AB, Class B ............... 1,120 46,742
Caterpillar, Inc. ..................... 877 130,804
CNH Industrial NV
(a)
.................. 7,233 55,942
Cummins, Inc. ...................... 86 18,160
Daifuku Co. Ltd. ..................... 500 50,469
Deere & Co. ....................... 414 91,755
Dover Corp. ....................... 443 47,995
FANUC Corp. ...................... 700 134,341
Fortive Corp. ....................... 1,216 92,671
GEA Group AG ..................... 358 12,544
Hitachi Construction Machinery Co. Ltd. .... 400 14,495
IDEX Corp. ........................ 326 59,466
Illinois Tool Works, Inc. ................ 1,218 235,330
Ingersoll Rand, Inc.
(a)
................. 1,170 41,652
Kawasaki Heavy Industries Ltd. .......... 2,800 37,826
KION Group AG ..................... 292 24,934
Knorr-Bremse AG ................... 476 56,054
Security
Shares
Shares Value
Machinery (continued)
Komatsu Ltd. ...................... 4,300 $ 94,441
Kone OYJ, Class B .................. 964 84,643
Kubota Corp. ...................... 6,600 118,254
Makita Corp. ....................... 900 43,073
MINEBEA MITSUMI, Inc. .............. 2,100 40,001
MISUMI Group, Inc. .................. 1,100 30,841
Mitsubishi Heavy Industries Ltd. .......... 2,500 55,352
Nabtesco Corp. ..................... 400 14,522
NGK Insulators Ltd. .................. 3,000 42,835
Nordson Corp. ...................... 253 48,530
NSK Ltd. ......................... 4,100 31,383
Otis Worldwide Corp. ................. 1,683 105,053
PACCAR, Inc. ...................... 678 57,820
Parker-Hannifin Corp. ................. 421 85,185
Sandvik AB
(a)
....................... 2,447 47,852
Schindler Holding AG ................. 301 82,167
Schindler Holding AG (Registered) ........ 278 75,449
SKF AB, Class B .................... 823 16,979
SMC Corp. ........................ 200 111,567
Snap-on, Inc. ...................... 243 35,752
Stanley Black & Decker, Inc. ............ 515 83,533
Sumitomo Heavy Industries Ltd. .......... 900 20,939
Techtronic Industries Co. Ltd. ............ 8,000 106,366
THK Co. Ltd. ....................... 600 15,099
Volvo AB, Class B
(a)
.................. 3,800 72,997
Wartsila OYJ Abp .................... 4,809 37,766
Xylem, Inc. ........................ 590 49,631
Yaskawa Electric Corp. ................ 1,300 50,860
3,032,831
Marine — 0.1%
AP Moller - Maersk A/S, Class A .......... 7 10,247
AP Moller - Maersk A/S, Class B .......... 16 25,294
Kuehne + Nagel International AG (Registered) 401 77,863
113,404
Media — 0.4%
Altice USA, Inc., Class A
(a)
.............. 768 19,968
Charter Communications, Inc., Class A
(a)
.... 261 162,953
Comcast Corp., Class A ............... 11,827 547,117
DISH Network Corp., Class A
(a)
.......... 584 16,953
Fox Corp., Class A ................... 125 3,479
Informa plc ........................ 6,004 29,099
Pearson plc ....................... 2,868 20,344
Publicis Groupe SA .................. 481 15,503
ViacomCBS, Inc. .................... 295 8,263
WPP plc .......................... 4,266 33,505
857,184
Metals & Mining — 0.6%
ArcelorMittal SA
(a)
................... 2,443 32,500
BlueScope Steel Ltd. ................. 1,966 18,114
Boliden AB ........................ 276 8,189
Evraz plc ......................... 10,852 48,323
Fortescue Metals Group Ltd. ............ 6,436 75,610
Glencore plc
(a)
...................... 31,181 64,644
Hitachi Metals Ltd. ................... 800 12,336
JFE Holdings, Inc. ................... 1,800 12,603
Mitsubishi Materials Corp. .............. 1,600 31,531
Nippon Steel Corp.
(a)
................. 2,600 24,545
Nucor Corp. ....................... 7,689 344,929
Rio Tinto Ltd. ...................... 2,028 138,515
Rio Tinto plc ....................... 4,308 259,223
Steel Dynamics, Inc. .................. 7,322 209,629
voestalpine AG ..................... 465 12,256
1,292,947

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp. ............... 2,571 $ 35,763
Annaly Capital Management, Inc. ......... 7,325 52,154
87,917
Multiline Retail — 0.5%
Dollar General Corp. ................. 1,558 326,588
Dollar Tree, Inc.
(a)
.................... 1,844 168,431
Target Corp. ....................... 2,822 444,239
939,258
Multi-Utilities — 0.2%
Consolidated Edison, Inc. .............. 671 52,204
E.ON SE ......................... 7,194 79,295
Engie SA
(a)
........................ 5,144 68,742
National Grid plc .................... 12,304 141,326
Public Service Enterprise Group, Inc. ...... 776 42,610
Sempra Energy ..................... 160 18,938
Suez SA .......................... 746 13,784
Veolia Environnement SA .............. 1,381 29,796
446,695
Oil, Gas & Consumable Fuels — 1.7%
BP plc ........................... 56,044 162,078
Cabot Oil & Gas Corp. ................ 2,477 43,001
Cheniere Energy, Inc.
(a)
................ 1,730 80,047
Chevron Corp. ...................... 8,229 592,488
Concho Resources, Inc. ............... 1,300 57,356
ConocoPhillips ..................... 5,799 190,439
Diamondback Energy, Inc. .............. 1,066 32,108
ENEOS Holdings, Inc. ................ 8,500 30,327
Eni SpA .......................... 10,904 85,226
EOG Resources, Inc. ................. 3,263 117,272
Exxon Mobil Corp. ................... 19,681 675,649
Galp Energia SGPS SA ............... 1,655 15,351
Hess Corp. ........................ 1,688 69,090
Idemitsu Kosan Co. Ltd. ............... 800 17,081
Inpex Corp. ........................ 3,000 16,099
Kinder Morgan, Inc. .................. 14,333 176,726
Marathon Petroleum Corp. ............. 4,488 131,678
Neste OYJ ........................ 1,250 65,825
Occidental Petroleum Corp. ............. 6,312 63,183
Oil Search Ltd. ..................... 3,816 7,299
OMV AG
(a)
........................ 750 20,521
ONEOK, Inc. ....................... 3,453 89,709
Phillips 66 ......................... 3,037 157,438
Pioneer Natural Resources Co. .......... 893 76,789
Repsol SA ........................ 6,828 46,127
Santos Ltd. ........................ 2,703 9,557
TOTAL SE ........................ 6,325 217,217
Valero Energy Corp. .................. 2,807 121,599
Williams Cos., Inc. (The) ............... 7,674 150,794
Woodside Petroleum Ltd. .............. 3,010 38,203
3,556,277
Paper & Forest Products — 0.1%
Mondi plc ......................... 177 3,743
Stora Enso OYJ, Class R .............. 2,316 36,250
UPM-Kymmene OYJ ................. 2,195 66,809
106,802
Personal Products — 0.4%
Beiersdorf AG ...................... 77 8,742
Estee Lauder Cos., Inc. (The), Class A ..... 615 134,224
Kao Corp. ......................... 1,100 82,578
Kose Corp. ........................ 100 12,244
L'Oreal SA ........................ 468 152,301
Shiseido Co. Ltd. .................... 1,100 63,679
Security
Shares
Shares Value
Personal Products (continued)
Unilever NV ....................... 3,342 $ 202,951
Unilever plc ........................ 2,529 155,921
812,640
Pharmaceuticals — 2.4%
Astellas Pharma, Inc. ................. 4,900 73,042
AstraZeneca plc .................... 3,280 358,388
Aurora Cannabis, Inc.
(a)
................ 105 489
Bristol-Myers Squibb Co. ............... 3,696 222,832
Chugai Pharmaceutical Co. Ltd. .......... 1,800 80,776
Daiichi Sankyo Co. Ltd. ................ 4,200 128,931
Eisai Co. Ltd. ...................... 600 54,799
Eli Lilly & Co. ...................... 1,344 198,939
GlaxoSmithKline plc .................. 13,854 259,728
H Lundbeck A/S ..................... 177 5,830
Hikma Pharmaceuticals plc ............. 274 9,184
Johnson & Johnson .................. 6,963 1,036,651
Kyowa Kirin Co. Ltd. .................. 600 17,074
Merck & Co., Inc. .................... 5,468 453,571
Merck KGaA ....................... 441 64,294
Novo Nordisk A/S, Class B ............. 4,913 340,395
Ono Pharmaceutical Co. Ltd. ............ 400 12,582
Orion OYJ, Class B .................. 337 15,268
Otsuka Holdings Co. Ltd. .............. 800 33,892
Pfizer, Inc. ........................ 10,959 402,195
Recordati Industria Chimica e Farmaceutica
SpA ........................... 387 19,824
Roche Holding AG ................... 1,900 650,827
Sanofi ........................... 2,756 276,184
Santen Pharmaceutical Co. Ltd. .......... 200 4,089
Shionogi & Co. Ltd. .................. 600 32,115
Sumitomo Dainippon Pharma Co. Ltd. ...... 200 2,636
Takeda Pharmaceutical Co. Ltd. .......... 4,100 146,546
UCB SA .......................... 290 32,936
Vifor Pharma AG .................... 210 28,565
Zoetis, Inc. ........................ 441 72,928
5,035,510
Professional Services — 0.7%
Adecco Group AG (Registered) .......... 854 45,061
Bureau Veritas SA
(a)
.................. 1,213 27,343
CoStar Group, Inc.
(a)
.................. 157 133,216
Equifax, Inc. ....................... 741 116,263
Experian plc ....................... 4,544 170,738
IHS Markit Ltd. ..................... 1,780 139,748
Intertek Group plc ................... 343 27,988
Nielsen Holdings plc .................. 2,421 34,330
Recruit Holdings Co. Ltd. .............. 3,500 139,004
RELX plc ......................... 8,124 180,824
Robert Half International, Inc. ............ 735 38,911
SGS SA (Registered) ................. 31 83,075
TransUnion ........................ 1,020 85,813
Verisk Analytics, Inc. .................. 896 166,038
Wolters Kluwer NV ................... 1,959 167,107
1,555,459
Real Estate Management & Development — 0.3%
Aroundtown SA
(a)
.................... 3,320 16,666
CBRE Group, Inc., Class A
(a)
............ 861 40,441
CK Asset Holdings Ltd. ................ 9,000 44,224
Daito Trust Construction Co. Ltd. ......... 200 17,729
Daiwa House Industry Co. Ltd. ........... 1,800 46,165
Deutsche Wohnen SE ................ 689 34,436
Henderson Land Development Co. Ltd. ..... 8,000 29,705
Hongkong Land Holdings Ltd. ........... 4,700 17,511
Hulic Co. Ltd. ...................... 1,000 9,383

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc. ............... 69 $ 6,601
LEG Immobilien AG .................. 132 18,815
Lendlease Corp. Ltd.
(d)
................ 1,952 15,594
Mitsubishi Estate Co. Ltd. .............. 3,600 54,531
Mitsui Fudosan Co. Ltd. ............... 3,000 52,205
New World Development Co. Ltd. ......... 3,000 14,645
Sino Land Co. Ltd. ................... 4,000 4,683
Sumitomo Realty & Development Co. Ltd. ... 1,100 32,563
Sun Hung Kai Properties Ltd. ............ 4,500 57,989
Swire Pacific Ltd., Class A .............. 3,500 16,945
Swire Properties Ltd. ................. 4,400 11,658
Swiss Prime Site AG (Registered) ......... 426 38,689
Vonovia SE ........................ 1,331 91,244
Wharf Real Estate Investment Co. Ltd. ..... 6,000 24,594
697,016
Road & Rail — 0.7%
AMERCO ......................... 102 36,310
Central Japan Railway Co. ............. 400 57,336
CSX Corp. ........................ 3,315 257,476
East Japan Railway Co. ............... 600 36,899
JB Hunt Transport Services, Inc. ......... 359 45,371
Kintetsu Group Holdings Co. Ltd. ......... 200 8,535
Knight-Swift Transportation Holdings, Inc. ... 812 33,049
Norfolk Southern Corp. ................ 1,093 233,891
Old Dominion Freight Line, Inc. .......... 371 67,121
Uber Technologies, Inc.
(a)
.............. 5,487 200,166
Union Pacific Corp. .................. 2,744 540,211
West Japan Railway Co. ............... 400 19,763
1,536,128
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.
(a)
.......... 2,988 244,986
Advantest Corp. ..................... 500 24,320
Analog Devices, Inc. .................. 601 70,161
Applied Materials, Inc. ................ 1,012 60,163
ASM Pacific Technology Ltd. ............ 1,400 14,332
ASML Holding NV ................... 1,294 477,969
Broadcom, Inc. ..................... 1,172 426,983
Disco Corp. ........................ 200 48,901
Infineon Technologies AG .............. 2,810 79,202
Intel Corp. ........................ 12,416 642,900
KLA Corp. ......................... 267 51,729
Lasertec Corp. ..................... 200 16,440
Marvell Technology Group Ltd. ........... 1,054 41,844
Maxim Integrated Products, Inc. .......... 238 16,091
Microchip Technology, Inc. .............. 335 34,425
Micron Technology, Inc.
(a)
.............. 2,325 109,182
NVIDIA Corp. ...................... 1,796 972,031
NXP Semiconductors NV .............. 594 74,137
Qorvo, Inc.
(a)
....................... 109 14,062
QUALCOMM, Inc. ................... 3,277 385,637
Renesas Electronics Corp.
(a)
............ 1,400 10,276
Skyworks Solutions, Inc. ............... 115 16,733
STMicroelectronics NV ................ 1,124 34,473
Texas Instruments, Inc. ................ 2,560 365,542
Tokyo Electron Ltd. .................. 500 130,627
Xilinx, Inc. ......................... 291 30,334
4,393,480
Software — 4.4%
Adobe, Inc.
(a)
....................... 1,572 770,956
ANSYS, Inc.
(a)
...................... 149 48,757
Autodesk, Inc.
(a)
..................... 576 133,062
Avalara, Inc.
(a)
...................... 233 29,670
Cadence Design Systems, Inc.
(a)
......... 577 61,526
Security
Shares
Shares Value
Software (continued)
Citrix Systems, Inc. .................. 331 $ 45,582
Coupa Software, Inc.
(a)
................ 195 53,477
Crowdstrike Holdings, Inc., Class A
(a)
....... 467 64,129
Dassault Systemes SE ................ 447 83,402
Datadog, Inc., Class A
(a)
............... 363 37,084
DocuSign, Inc.
(a)
.................... 550 118,382
Dropbox, Inc., Class A
(a)
............... 398 7,666
Dynatrace, Inc.
(a)
.................... 264 10,829
Fair Isaac Corp.
(a)
.................... 37 15,739
Fortinet, Inc.
(a)
...................... 389 45,828
Guidewire Software, Inc.
(a)
.............. 122 12,721
Intuit, Inc. ......................... 786 256,401
Microsoft Corp. ..................... 22,804 4,796,365
NortonLifeLock, Inc. .................. 933 19,444
Oracle Corp. ....................... 7,056 421,243
Palo Alto Networks, Inc.
(a)
.............. 128 31,328
Paycom Software, Inc.
(a)
............... 122 37,979
RingCentral, Inc., Class A
(a)
............. 238 65,357
salesforce.com, Inc.
(a)
................. 2,879 723,550
SAP SE .......................... 2,549 396,926
ServiceNow, Inc.
(a)
................... 572 277,420
Slack Technologies, Inc., Class A
(a)
........ 1,348 36,207
Splunk, Inc.
(a)
...................... 471 88,609
SS&C Technologies Holdings, Inc. ........ 342 20,698
Synopsys, Inc.
(a)
.................... 192 41,084
TeamViewer AG
(a)
................... 354 17,459
Temenos AG (Registered) .............. 52 6,989
Trade Desk, Inc. (The), Class A
(a)
......... 100 51,878
Trend Micro, Inc. .................... 200 12,188
Tyler Technologies, Inc.
(a)
.............. 76 26,491
VMware, Inc., Class A
(a)
............... 288 41,377
Workday, Inc., Class A
(a)
............... 555 119,397
Zoom Video Communications, Inc., Class A
(a)
. 529 248,688
Zscaler, Inc.
(a)
...................... 206 28,982
9,304,870
Specialty Retail — 1.9%
Advance Auto Parts, Inc. ............... 531 81,509
AutoZone, Inc.
(a)
.................... 148 174,291
Best Buy Co., Inc. ................... 1,459 162,372
Burlington Stores, Inc.
(a)
............... 1,176 242,362
CarMax, Inc.
(a)
...................... 1,018 93,564
Fast Retailing Co. Ltd. ................ 100 62,842
Hennes & Mauritz AB, Class B ........... 415 7,150
Home Depot, Inc. (The) ............... 4,526 1,256,916
Industria de Diseno Textil SA ............ 1,846 51,069
Lowe's Cos., Inc. .................... 3,507 581,671
O'Reilly Automotive, Inc.
(a)
.............. 443 204,258
Ross Stores, Inc. .................... 4,473 417,420
TJX Cos., Inc. (The) .................. 11,893 661,845
3,997,269
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ........................ 55,459 6,422,707
Canon, Inc. ........................ 3,900 64,688
Dell Technologies, Inc., Class C
(a)
......... 880 59,567
FUJIFILM Holdings Corp. .............. 700 34,504
Hewlett Packard Enterprise Co. .......... 2,660 24,924
HP, Inc. .......................... 3,863 73,359
Logitech International SA (Registered) ...... 271 20,992
NetApp, Inc. ....................... 924 40,508
Western Digital Corp. ................. 777 28,399
6,769,648

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG
(a)
....................... 352 $ 113,676
Burberry Group plc ................... 184 3,688
EssilorLuxottica SA
(a)
................. 631 85,902
Hermes International ................. 39 33,589
Kering SA ......................... 153 101,491
LVMH Moet Hennessy Louis Vuitton SE ..... 596 278,869
NIKE, Inc., Class B .................. 336 42,181
Swatch Group AG (The) ............... 65 15,151
674,547
Trading Companies & Distributors — 0.4%
Ashtead Group plc ................... 3,114 112,139
Brenntag AG ....................... 985 62,628
Bunzl plc ......................... 2,421 78,165
Ferguson plc ....................... 1,695 170,569
ITOCHU Corp. ..................... 1,700 43,530
Marubeni Corp. ..................... 15,700 89,135
Mitsubishi Corp. ..................... 5,000 119,677
Mitsui & Co. Ltd. .................... 4,500 77,323
Sumitomo Corp. .................... 6,600 79,560
Toyota Tsusho Corp. .................. 1,400 39,377
872,103
Transportation Infrastructure — 0.1%
Aeroports de Paris ................... 68 6,746
Atlantia SpA
(a)
...................... 1,019 15,959
Fraport AG Frankfurt Airport Services
Worldwide
(a)
..................... 431 16,969
Transurban Group
(d)
.................. 5,612 57,304
96,978
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 308 44,623
Severn Trent plc .................... 975 30,698
United Utilities Group plc ............... 2,749 30,366
105,687
Wireless Telecommunication Services — 0.6%
KDDI Corp. ........................ 3,400 85,515
NTT DOCOMO, Inc. .................. 2,700 99,215
SoftBank Corp. ..................... 4,400 49,167
SoftBank Group Corp. ................ 3,400 210,374
T-Mobile US, Inc.
(a)
................... 5,664 647,735
Vodafone Group plc .................. 73,696 97,679
1,189,685
Total Common Stocks — 59.8%
(Cost: $109,312,634) .............................. 126,389,950
Par (000)
Par (000)
Corporate Bonds — 0.0%
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 35,617
Total Corporate Bonds — 0.0%
(Cost: $29,757) ................................. 35,617
Beneficial Interest
(000)
Other Interests — 0.0%
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(f)(g)
....... 25 —
Total Other Interests — 0.0% .......................... —
Security
Shares
Shares Value
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference) .. 370 $ 20,221
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 90 36,889
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 447 46,750
Total Preferred Stocks — 0.0%
(Cost: $81,778) ................................. 103,860
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co. (Expires 12/31/2020) 2,935 6,604
Total Rights — 0.0%
(Cost: $6,252) .................................. 6,604
Par (000)
Par (000)
U.S. Treasury Obligations — 16.5%
U.S. Treasury Notes:
2.75%, 08/15/21 .................. USD 4,000 4,091,562
1.13%, 08/31/21 .................. 4,000 4,035,938
1.63%, 08/31/22 .................. 13,000 13,372,227
1.50%, 09/15/22 .................. 13,000 13,348,867
Total U.S. Treasury Obligations — 16.5%
(Cost: $34,834,923) ............................... 34,848,594
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00) ...... 392 1,176
Total Warrants — 0.0% .............................. 1,176
Total Long-Term Investments — 76.3%
(Cost: $144,267,284) .............................. 161,385,801
Short-Term Securities — 3.9%
(h)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% .................... 8,135,390 8,135,390
SL Liquidity Series, LLC, Money Market Series,
0.25%
(i)
........................ 49,850 49,870
Total Short-Term Securities — 3.9%
(Cost: $8,185,265) ............................... 8,185,260
Total Investments — 80.2%
(Cost: $152,452,549 ) .............................. 169,571,061
Other Assets Less Liabilities — 19.8% ................... 41,852,620
Net Assets — 100.0% ............................... $ 211,423,681

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds, T-Fund,
Institutional Class
(a)
....... $ 12,000,414 $ — $ (3,865,024) $ — $ — $ 8,135,390 8,135,390 $ 37,346 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 49,830 — 45 (5) 49,870 49,850 73
(b)
—
$ 45 $ (5) $ 8,185,260 $ 37,419 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
AEX Index .............................................................. 140 10/16/20 $ 17,976 $ (91,637)
CAC 40 10 Euro Index ...................................................... 211 10/16/20 11,877 (522,842)
IBEX 35 Index ............................................................ 153 10/16/20 12,073 (365,019)
Hang Seng China Enterprises Index ............................................. 71 10/29/20 4,297 23,930
Hang Seng Index .......................................................... 19 10/29/20 2,872 16,496
MSCI Singapore Index ...................................................... 101 10/29/20 2,092 2,173
Euro-BTP ............................................................... 37 12/08/20 6,402 69,241
Australia 10 Year Bond ...................................................... 370 12/15/20 39,591 436,564
FTSE/JSE Top 40 Index ..................................................... 36 12/17/20 1,083 17,371
SPI 200 Index ............................................................ 21 12/17/20 2,182 (5,872)
EURO STOXX 50 Index ..................................................... 39 12/18/20 1,460 (48,884)
FTSE 100 Index .......................................................... 254 12/18/20 19,145 (522,171)
WIG20 Index ............................................................ 108 12/18/20 957 (33,206)
U.S. Treasury Ultra Bond .................................................... 50 12/21/20 11,091 (155,698)
Long Gilt ............................................................... 46 12/29/20 8,079 (7,526)
(1,187,080)
Short Contracts
OMXS30 Index ........................................................... 1,220 10/16/20 24,946 (465,328)
SGX NIFTY 50 Index ....................................................... 4 10/29/20 90 2,072
Euro-Bund .............................................................. 182 12/08/20 37,240 (74,202)
Euro- Buxl ............................................................... 40 12/08/20 10,443 (155,976)
TOPIX Index ............................................................. 14 12/10/20 2,158 15,022
S&P/TSX 60 Index ......................................................... 27 12/17/20 3,899 2,391
Canada 10 Year Bond ...................................................... 269 12/18/20 30,669 33,472
DAX Index .............................................................. 52 12/18/20 19,478 465,966
FTSE/MIB Index .......................................................... 57 12/18/20 6,337 247,363
MSCI EAFE E-Mini Index .................................................... 346 12/18/20 32,060 627,739
S&P 500 E-Mini Index ...................................................... 592 12/18/20 99,219 (590,417)
U.S. Treasury 10 Year Note ................................................... 85 12/21/20 11,860 (2,446)
SET50 Index ............................................................. 1,018 12/29/20 5,003 36,610
142,266
$ (1,044,814)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 452,071,799 USD 4,262,596 UBS AG 12/16/20 $ 28,459
SGD 163,000 USD 119,277 BNP Paribas SA 12/16/20 145
USD 140,068 CAD 184,000 JPMorgan Chase Bank NA 12/16/20 1,834
USD 635,691 CHF 577,000 JPMorgan Chase Bank NA 12/16/20 7,756
USD 52,160 EUR 44,000 UBS AG 12/16/20 481
USD 220,744 MXN 4,818,000 BNP Paribas SA 12/16/20 4,750
USD 18,712 NOK 168,000 Bank of America NA 12/16/20 696
USD 635,148 RUB 48,116,000 BNP Paribas SA 12/16/20 20,617
64,738
AUD 5,989,895 USD 4,371,359 JPMorgan Chase Bank NA 12/16/20 (80,198)
AUD 792,000 USD 576,616 UBS AG 12/16/20 (9,227)
CAD 5,781,484 USD 4,416,651 Morgan Stanley & Co. International plc 12/16/20 (73,197)
CLP 899,988,000 USD 1,161,575 JPMorgan Chase Bank NA 12/16/20 (14,278)
EUR 15,847,695 USD 18,818,425 Goldman Sachs International 12/16/20 (205,069)
GBP 28,000 USD 36,484 UBS AG 12/16/20 (336)
MXN 13,738,000 USD 628,488 UBS AG 12/16/20 (12,605)

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
NZD 116,000 USD 77,511 UBS AG 12/16/20 $ (776)
SEK 3,289,000 USD 376,964 Bank of America NA 12/16/20 (9,356)
USD 636,068 JPY 67,413,000 Morgan Stanley & Co. International plc 12/16/20 (3,815)
USD 807,350 MXN 18,332,000 BNP Paribas SA 12/16/20 (14,485)
(423,342)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.17% Monthly 28 day MXIBTIIE Monthly 03/17/21
(a)
03/11/26 MXN 266,000 $ 34,880 $ — $ 34,880
5.16% Monthly 28 day MXIBTIIE Monthly 03/17/21
(a)
03/11/26 MXN 72,000 10,518 — 10,518
5.10% Monthly 28 day MXIBTIIE Monthly 03/17/21
(a)
03/11/26 MXN 82,000 22,194 — 22,194
6 month GBP
LIBOR Semi-Annual
0.16%
Semi-Annual 03/17/21
(a)
03/17/26 GBP 17,000 (73,846) 5,801 (79,647)
6 month GBP
LIBOR Semi-Annual
0.17%
Semi-Annual 03/17/21
(a)
03/17/26 GBP 17,000 (65,101) 12,937 (78,038)
6 month GBP
LIBOR Semi-Annual
0.19%
Semi-Annual 03/17/21
(a)
03/17/26 GBP 16,000 (37,799) 6,556 (44,355)
6 month GBP
LIBOR Semi-Annual
0.21%
Semi-Annual 03/17/21
(a)
03/17/26 GBP 15,000 (19,248) (3,918) (15,330)
6 month GBP
LIBOR Semi-Annual
0.21%
Semi-Annual 03/17/21
(a)
03/17/26 GBP 17,000 (25,901) 1,649 (27,550)
6 month BBR Semi-Annual 0.36% Semi-Annual 03/17/21
(a)
03/17/26 AUD 10,000 (6,024) — (6,024)
6 month BBR Semi-Annual 0.42% Semi-Annual 03/17/21
(a)
03/17/26 AUD 25,985 39,056 — 39,056
6 month WIBOR Semi-Annual 0.72% Annual 03/17/21
(a)
03/17/26 PLN 20,000 37,054 — 37,054
3 month HIBOR Quarterly 0.74% Quarterly 03/17/21
(a)
03/17/26 HKD 57,800 49,387 — 49,387
0.79% Semi-Annual 3 month BA Semi-Annual 03/17/21
(a)
03/17/26 CAD 15,000 12,766 (575) 13,341
0.78% Semi-Annual 3 month BA Semi-Annual 03/17/21
(a)
03/17/26 CAD 11,000 13,462 (665) 14,127
0.38% Semi-Annual 3 month LIBOR Quarterly 03/17/21
(a)
03/17/26 USD 18,000 15,810 1,353 14,457
0.37% Semi-Annual 3 month LIBOR Quarterly 03/17/21
(a)
03/17/26 USD 17,000 19,168 (385) 19,553
0.37% Semi-Annual 3 month LIBOR Quarterly 03/17/21
(a)
03/17/26 USD 20,000 33,197 1,116 32,081
0.10% Annual 3 month STIBOR Quarterly 03/17/21
(a)
03/17/26 SEK 306,000 (5,842) (1,585) (4,257)
3 month JIBAR Quarterly 5.39% Quarterly 03/17/21
(a)
03/17/26 ZAR 51,000 (1,073) — (1,073)
3 month JIBAR Quarterly 5.47% Quarterly 03/17/21
(a)
03/17/26 ZAR 40,000 7,862 — 7,862
3 month JIBAR Quarterly 5.50% Quarterly 03/17/21
(a)
03/17/26 ZAR 712,383 194,168 — 194,168
3 month JIBAR Quarterly 5.53% Quarterly 03/17/21
(a)
03/17/26 ZAR 45,000 15,568 — 15,568
(0.40)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 10,000 (2,189) 3,021 (5,210)
(0.40)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 9,000 (3,838) 170 (4,008)
(0.41)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 6,000 1,283 (153) 1,436
(0.40)% Annual
6 month
EURIBOR Semi-Annual 03/17/21
(a)
03/17/26 EUR 80,000 (51,363) 3,539 (54,902)
0.52% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 5,000 2,284 — 2,284
0.64% Semi-Annual 6 month SOR Semi-Annual 03/17/21
(a)
03/17/26 SGD 11,500 (44,555) — (44,555)
$ 171,878 $ 28,861 $ 143,017
(a)
Forward swap.

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination
6.27%
At Termination Bank of America NA N/A 01/02/25 BRL 20,000 $ (6,060) $ — $ (6,060)
1 day
BZDIOVER At Termination
6.26%
At Termination Barclays Bank plc N/A 01/02/25 BRL 17,000 (7,972) — (7,972)
1 day
BZDIOVER At Termination
6.58%
At Termination Barclays Bank plc N/A 01/02/25 BRL 15,000 26,830 — 26,830
1 day
BZDIOVER At Termination
6.07%
At Termination BNP Paribas SA N/A 01/02/25 BRL 15,000 (28,860) — (28,860)
1 day
BZDIOVER At Termination
6.12%
At Termination BNP Paribas SA N/A 01/02/25 BRL 17,000 (25,008) — (25,008)
1 day MIBOR Semi-Annual 4.58% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 2,870,005 (25,808) — (25,808)
1 day MIBOR Semi-Annual 4.66% Semi-Annual Bank of America NA 03/17/21
(a)
03/17/26 INR 1,460,121 57,771 — 57,771
3 month
CD_KSDA Quarterly
1.05%
Quarterly Bank of America NA 03/17/21
(a)
03/17/26 KRW 9,240,400 51,085 — 51,085
0.83% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 03/17/21
(a)
03/17/26 THB 150,500 (2,453) — (2,453)
0.83% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 03/17/21
(a)
03/17/26 THB 64,500 (1,051) — (1,051)
3 month
CD_KSDA Quarterly
1.05%
Quarterly
Goldman Sachs
International 03/17/21
(a)
03/17/26 KRW 3,688,500 20,084 — 20,084
0.62% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 03/17/21
(a)
03/17/26 TWD 134,000 (4,347) — (4,347)
0.65% Quarterly
3 month
TWCPBA Quarterly
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 TWD 144,000 (13,229) — (13,229)
0.96% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 THB 1,259,390 (271,901) — (271,901)
1 day MIBOR Semi-Annual
4.53%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 INR 352,000 (12,682) — (12,682)
1 day MIBOR Semi-Annual
4.65%
Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21
(a)
03/17/26 INR 1,205,550 40,553 — 40,553
$ (203,048) $ — $ (203,048)
(a)
Forward swap.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
October 2020 .......... BRL (505,322) Merrill Lynch International & Co. 10/14/20 BRL 505 $ 5,767 $ — $ 5,767
Taiwan Capitalization Weighted
Stock Index Futures October
2020 ................ TWD (38,108,135) Merrill Lynch International & Co. 10/21/20 TWD 38,108 23,794 — 23,794
Russian Depositary Net Total
Return Index ........... USD 667,889 Merrill Lynch International & Co. 11/13/20 USD 668 (92,644) — (92,644)
KOSPI 200 Index Futures
December 2020 ........ KRW 1,098,658,400 Merrill Lynch International & Co. 12/10/20 KRW 1,098,658 (11,828) — (11,828)
Swiss Market Index Futures
December 2020 ........ CHF (1,978,090) HSBC Bank plc 12/18/20 CHF 1,978 46,827 — 46,827
MSCI Chile Net Return Index .. USD (750,447) BNP Paribas SA 05/20/21 USD 750 77,728 — 77,728
MSCI Chile Net Return Index .. USD (560,564) HSBC Bank plc 05/20/21 USD 561 58,193 — 58,193
MSCI Mexico Net Return Index USD 585,501 BNP Paribas SA 05/20/21 USD 586 20,946 — 20,946
$ 128,783 $ — $ 128,783

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.79
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.55
3 month BA .......................................... Canadian Bankers Acceptances 0.51
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 0.00
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 0.61
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.35
3 month LIBOR ....................................... London Interbank Offered Rate 0.23
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.07)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.62
6 month BBR ........................................ Australian Bank Bill Rate 0.12
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.48)
6 month GBP LIBOR ................................... London Interbank Offered Rate 0.09
6 month SOR ........................................ Singapore Interbank Offered Rate 0.18
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.33
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.16

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Glossary of Terms Used in this Report
Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOR Singapore Interbank Offered Rate
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the financial investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 340,913 $ 48,902 $ — $ 389,815
Air Freight & Logistics .................................... 1,528,535 233,560 — 1,762,095
Airlines .............................................. 176,812 7,882 — 184,694
Auto Components ...................................... 112,421 652,288 — 764,709
Automobiles .......................................... 1,160,055 769,391 — 1,929,446
Banks ............................................... 3,773,415 2,009,685 — 5,783,100
Beverages ........................................... 2,200,285 649,775 — 2,850,060
Biotechnology ......................................... 1,671,968 304,819 — 1,976,787
Building Products ....................................... 349,267 327,326 — 676,593
Capital Markets ........................................ 3,275,262 949,931 — 4,225,193
Chemicals ............................................ 1,383,334 1,397,568 — 2,780,902
Commercial Services & Supplies ............................. 895,395 114,551 — 1,009,946
Communications Equipment ................................ 477,405 117,257 — 594,662
Construction & Engineering ................................ — 210,766 — 210,766
Construction Materials .................................... — 202,493 — 202,493
Consumer Finance ...................................... 652,407 — — 652,407
Containers & Packaging .................................. 51,285 19,305 — 70,590
Distributors ........................................... 270,397 — — 270,397
Diversified Financial Services ............................... 1,097,459 186,665 — 1,284,124
Diversified Telecommunication Services ........................ 2,047,861 476,160 — 2,524,021
Electric Utilities ........................................ 877,281 439,900 — 1,317,181
Electrical Equipment ..................................... 114,822 734,459 — 849,281
Electronic Equipment, Instruments & Components ................. 453,544 844,711 — 1,298,255
Energy Equipment & Services .............................. 368,788 25,189 — 393,977
Entertainment ......................................... 1,622,430 251,860 — 1,874,290
Equity Real Estate Investment Trusts (REITs) .................... 2,199,197 332,359 — 2,531,556

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Food & Staples Retailing .................................. $ 1,752,688 $ 656,380 $ — $ 2,409,068
Food Products ......................................... 2,214,788 1,580,131 — 3,794,919
Gas Utilities ........................................... — 254,173 — 254,173
Health Care Equipment & Supplies ........................... 2,974,323 752,686 — 3,727,009
Health Care Providers & Services ............................ 2,421,684 121,161 — 2,542,845
Health Care Technology .................................. 183,312 61,856 — 245,168
Hotels, Restaurants & Leisure .............................. 3,499,911 253,226 — 3,753,137
Household Durables ..................................... — 253,906 — 253,906
Household Products ..................................... 1,566,872 279,792 — 1,846,664
Independent Power and Renewable Electricity Producers ............ — 24,952 — 24,952
Industrial Conglomerates .................................. 83,294 370,689 — 453,983
Insurance ............................................ 1,611,563 1,802,324 — 3,413,887
Interactive Media & Services ............................... 5,096,057 42,495 — 5,138,552
Internet & Direct Marketing Retail ............................ 5,447,535 148,733 — 5,596,268
IT Services ........................................... 5,592,236 454,165 — 6,046,401
Leisure Products ....................................... 55,277 19,739 — 75,016
Life Sciences Tools & Services .............................. 781,595 150,732 — 932,327
Machinery ............................................ 1,183,337 1,849,494 — 3,032,831
Marine .............................................. — 113,404 — 113,404
Media ............................................... 758,733 98,451 — 857,184
Metals & Mining ........................................ 554,558 738,389 — 1,292,947
Mortgage Real Estate Investment Trusts (REITs) .................. 87,917 — — 87,917
Multiline Retail ......................................... 939,258 — — 939,258
Multi-Utilities .......................................... 113,752 332,943 — 446,695
Oil, Gas & Consumable Fuels ............................... 2,825,366 730,911 — 3,556,277
Paper & Forest Products .................................. — 106,802 — 106,802
Personal Products ...................................... 134,224 678,416 — 812,640
Pharmaceuticals ....................................... 2,387,605 2,647,905 — 5,035,510
Professional Services .................................... 714,319 841,140 — 1,555,459
Real Estate Management & Development ....................... 47,042 649,974 — 697,016
Road & Rail ........................................... 1,413,595 122,533 — 1,536,128
Semiconductors & Semiconductor Equipment .................... 3,556,940 836,540 — 4,393,480
Software ............................................. 8,787,906 516,964 — 9,304,870
Specialty Retail ........................................ 3,876,208 121,061 — 3,997,269
Technology Hardware, Storage & Peripherals .................... 6,649,464 120,184 — 6,769,648
Textiles, Apparel & Luxury Goods ............................ 42,181 632,366 — 674,547
Trading Companies & Distributors ............................ — 872,103 — 872,103
Transportation Infrastructure ............................... — 96,978 — 96,978
Water Utilities ......................................... 44,623 61,064 — 105,687
Wireless Telecommunication Services ......................... 647,735 541,950 — 1,189,685
Corporate Bonds ........................................ — 35,617 — 35,617
Preferred Stocks ......................................... — 103,860 — 103,860
Rights ................................................ 6,604 — — 6,604
U.S. Treasury Obligations ................................... — 34,848,594 — 34,848,594
Warrants .............................................. 1,176 — — 1,176
Short-Term Securities ....................................... 8,135,390 — — 8,135,390
Subtotal ....................................................
$ 103,289,606 $ 66,231,585 $ — $ 169,521,191
Investments Valued at NAV
(a)
...................................... 49,870
$ —
Total Investments .............................................. $ 169,571,061
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 1,457,133 $ 233,255 $ — $ 1,690,388
Foreign currency exchange contracts ............................ — 64,738 — 64,738
Interest rate contracts ....................................... 539,277 704,289 — 1,243,566
Liabilities:
Equity contracts ........................................... (2,645,376) (104,472) — (2,749,848)
Foreign currency exchange contracts ............................ — (423,342) — (423,342)
Interest rate contracts ....................................... (395,848) (764,320) — (1,160,168)
$ (1,044,814) $ (289,852) $ — $ (1,334,666)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.